Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets1 [Abstract]
Schedule of other assets

	2021	2020
	$	$

Low-grade stockpile	34,318	28,322
Reclamation deposits	26,170	19,099
Debt service reserve account (Note 10)	8,701	9,805
Deferred financing costs (Note 10)	8,959	5,449
Derivative instruments at fair value	2,602	1,348
Other	1,621	3,119
	82,371	67,142